SUBSEQUENT EVENTS (Schedule of Future Accounting Adjustments Relating to Restructuring Activities) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 12, 2013	Feb. 28, 2013	Feb. 29, 2012
Items impacting cash on April 10, 2013:
Net decrease in cash and cash equivalents		$ (29,839)	$ (25,021)
Other financial impacts:
Reduction of capital assets previously recorded	659
Elimination of capital lease obligation	1,291
Subsequent Event [Member] | Renewed Framework [Member]
Items impacting cash on April 10, 2013:
Collection of overdue accounts receivable as at April 10th	19,409
Collection of contingent receivable previously recorded	13,843
Payment of accounts payable overdue as at April 10th	(13,856)
Net decrease in cash and cash equivalents	19,396
Other financial impacts:
Reduction of capital assets previously recorded	(659)
Elimination of capital lease obligation	1,291
Elimination of accounts payable amounts previously recorded	14,182
Total other financial impacts	14,814
Termination fee to be disbursed in several tranches	(8,845)
Net Impact	$ 5,969